UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: October 31
Date of reporting period: July 1, 2006 - June 30, 2007

Item 1. Proxy Voting Record

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

THRIVENT FINANCIAL SECURITIES LENDING TRUST

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

08/01/06 - A	Morgan Stanley Institutional	61747C715			05/30/06
Liquidity Funds Prime
Portfolio *MPFXX*
	1.01	Election of Trustees/Directors: Frank L.	For	For		Mgmt
Bowman
	1.02	Election of Trustees/Directors: Kathleen	For	For		Mgmt
A. Dennis
	1.03	Election of Trustees/Directors: Michael	For	For		Mgmt
F. Klein
	1.04	Election of Trustees/Directors: W. Allen	For	For		Mgmt
Reed

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 30, 2007	THRIVENT FINANCIAL
SECURITIES LENDING TRUST

*

Pamela J. Moret
President

* David S. Royal, by signing his name hereto, does hereby sign this document on behalf of Pamela J. Moret pursuant to a power of attorney duly executed by such person.

*By:	/s/ David S. Royal

David S. Royal, Attorney-in-fact